Employee Benefits - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial:
Discount rate used to calculate the defined benefit obligation	9.90%	8.00%	7.20%
Salary increase	4.75%	4.50%	4.50%
Future pension increases	3.75%	3.50%	3.50%
Healthcare cost increase rate	6.00%	5.10%	5.10%
Biometric:
Normal retirement age	60 years	60 years	60 years